CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net income (loss)	$ (3,494)	$ 7,225
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	6,782	4,022
Amortization of deferred loan costs	1,232	1,200
Fair value adjustment of stock warrants	4,563	19
Deferred income taxes	28	80
Bad debt expense	161	(336)
Stock compensation expense	3,369	1,908
Net gain on sale of assets	(114)	(15)
Changes in assets and liabilities:
Receivables	(36,129)	(21,823)
Inventories	(6,976)	(15,438)
Other current assets	1,876	1,728
Other assets and liabilities	1,046	(114)
Accounts payable	34,670	19,663
Accrued liabilities	10,543	2,573
Net cash provided by operating activities	17,557	692
Cash flows from investing activities:
Purchases of property, plant and equipment	(14,331)	(12,121)
Proceeds from sale of property, plant and equipment	180	16
Cash used for acquisitions, net	(5,797)	(8,726)
Net cash used in investing activities	(19,948)	(20,831)
Cash flows from financing activities:
Borrowings under revolving credit facility	25,000
Payments of long-term debt and other loans	(36)	(33)
Deferred loan costs		(34)
Payments of transaction costs	(326)
Exercise of stock options	1,117	1,355
Repurchase of common stock	(986)	(1,306)
Net cash provided by (used in) financing activities	24,769	(18)
Net change in cash and cash equivalents	22,378	(20,157)
Cash and cash equivalents at beginning of period	17,773	54,696
Cash and cash equivalents at end of period	$ 40,151	$ 34,539